Deconsolidation and Discontinued Operations	12 Months Ended
Dec. 31, 2015
Deconsolidation and Discontinued Operations [Abstract]
Deconsolidation and Discontinued Operations [Text Block]
3. Deconsolidation and Discontinued Operations

In year 2014, the Company signed Share Purchase Agreement (the “Agreement”) with Ningbo International Limited, a non related party to sell all issued and outstanding shares in NAI, all issued and outstanding shares of CWN HK and 23.8% of issued and outstanding shares of CWN Capital. For the consideration, the company received an aggregate of CAD $263,968 in funds and one non-interest bearing promissory notes in the aggregate principal amount of CAD $831,031with a maturity date of one year with the option to extend upon mutual agreement. The financial statements of NAI, CWN HK and its 85% owned subsidiaries CWN China and CWN Weihei and long term investment of CWN Capital were deconsolidated from the consolidated financial statement of the Company effective April 28, 2014, because the Company lost its ability to impose significant influence, and control of operations and assets of subsidiaries and long term investment.

As a result of the deconsolidation of the subsidiaries and long term investment, the consolidated balance sheets as of December 31, 2014, reflect only the balances of the Company. The consolidated statement of operations contains the results of the operations of the Company for the year ended December 31, 2014 and NAI, CWN HK, CWN China, CWN Weihai and CWN Capital from January 1, 2014 to April 28, 2014.

A loss of $422,565 was recognized on our sale of the controlling interest and deconsolidation of subsidiaries and long term investment as follows:

	$	$
Cash	239,427
Fair value of promissory note	685,245
Fair value of proceeds that resulted in loss of control	924,672
Carrying value of non-controlling interest in former subsidiary on the date the subsidiary was deconsolidated	27,716
Subtotal		952,388
Less:
Carrying value of NAI' s net assets	(636,157)
Carrying value of CWN HK's net assets	(1,145,495)
Carrying value of CWN Capital- long term investment	135,231
Recognize realized foreign exchange gain or loss for disposal of subsidiary	33,566
Intercompany balances	2,987,808
		1,374,953
Loss on deconsolidation of subsidiaries and long term investment		(422,565)